Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

14 Inventories

	As at June 30,	As at December 31,
	2023	2023	2024
	RMB’000	RMB’000	RMB’000
Finished goods	1,447,799	1,917,133	2,742,092
Low-value consumables	2,720	5,108	8,297
	1,450,519	1,922,241	2,750,389

(a)  The analysis of the amount of inventories recognized as an expense and included in profit or loss is as follows:

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Carrying amount of inventories sold	6,915,713	6,879,212	4,290,874	9,074,490
(Reversal of write-down)/write-down of inventories	(44,737)	(19,850)	1,932	25,053
Cost of inventories recognized in consolidated statements of profit or loss	6,870,976	6,859,362	4,292,806	9,099,543